UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.3%	Rate (%)	Date	Amount ($)		Value ($)
New York--97.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)
(Prerefunded)	5.25	11/15/17	4,500,000	a	4,952,025
Build New York City Resource
Corporation, Revenue (The New
York Methodist Hospital
Project)	5.00	7/1/29	650,000		728,488
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,451,378
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,851,350
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	b,c	4,537,320
JPMorgan Chase Putters/Drivers
Trust (Series 4377)
Non-recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.00	5/1/21	10,000,000	b,c	11,160,700
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,459,720
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	1,500,000		1,677,345

Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	3,000,000	3,551,340
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000	4,822,280
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	1,088,120
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,500,000	2,899,650
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	2,000,000	2,346,140
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	5,000,000	5,755,550
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000	5,698,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000	3,381,630
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	5,000,000	5,581,900
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	1,755,000	1,943,680
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/43	6,210,000	6,859,752
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/44	2,000,000	2,280,280
Monroe County Industrial

Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000	2,742,925
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	1,000,000	1,112,450
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000	1,058,910
New York City,
GO	5.00	8/1/21	730,000	731,248
New York City,
GO	5.00	8/1/22	440,000	440,752
New York City,
GO	5.25	9/1/25	1,000,000	1,116,620
New York City,
GO	5.00	8/1/27	5,000,000	5,971,750
New York City,
GO	5.00	8/1/28	4,000,000	4,644,120
New York City,
GO	5.00	8/1/29	5,000,000	5,761,350
New York City,
GO	5.00	8/1/31	4,000,000	4,591,360
New York City,
GO	5.00	10/1/32	730,000	841,194
New York City,
GO	5.00	8/1/33	12,240,000	14,008,068
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000	4,917,092
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000	5,895,600
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,422,490
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,844,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,000,000	2,291,600
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,357,912
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,855,475
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000	4,439,480
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/40	3,000,000	3,411,690
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/43	5,000,000	5,639,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,032,880
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000	2,715,509
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	2,000,000	2,274,020
New York City Transitional Finance

Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,361,380
New York City Trust for Cultural
Resources, Revenue (American
Museum of Natural History)	5.00	7/1/32	4,210,000		4,885,537
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Credit Support
Agreement; SONYMA)	5.00	11/15/40	1,250,000		1,399,425
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	3,000,000		3,321,180
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,281,740
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	5,000,000	c	5,025,300
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	1,600,000		1,876,688
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,042,481
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,004,060
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,495,000		2,600,539
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	1,025,000		1,114,093

New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	965,000		1,048,878
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	4,500,000		4,677,615
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	1,500,000		1,551,960
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000		2,277,560
New York State Dormitory
Authority, Revenue (Icahn
School of Medicine at Mount
Sinai)	5.00	7/1/40	1,000,000		1,095,500
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,593,742
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)
(Prerefunded)	5.50	7/1/19	2,320,000	a	2,698,786
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	2,000,000		2,232,860
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/45	3,540,000		4,030,538
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000		2,835,725
New York State Dormitory
Authority, Revenue (New York

University Hospitals Center)	5.00	7/1/26	2,500,000		2,573,275
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/34	2,500,000		2,781,700
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.25	7/1/17	1,900,000	a	2,031,271
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/43	1,300,000		1,430,130
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group) (Prerefunded)	5.00	5/1/17	5,515,000	a	5,917,926
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group) (Prerefunded)	5.50	5/1/19	2,000,000	a	2,311,620
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,652,610
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	5.00	12/1/45	1,400,000	c	1,450,190
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,366,700
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	a	5,999,700
New York State Dormitory
Authority, Revenue (State

University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,783,850
New York State Dormitory
Authority, Revenue (Teachers
College)	5.38	3/1/29	2,000,000		2,233,820
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,286,060
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	2,500,000		2,828,750
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,473,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.00	9/15/16	125,000	a	131,123
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/26	1,730,000		1,978,774
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/31	5,000,000		5,762,550
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/39	2,000,000		2,273,340
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/23	1,430,000		1,733,160
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/26	3,000,000		3,682,380

New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/44	3,000,000		3,399,450
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000		2,317,680
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000		5,005,100
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.55	4/1/34	2,000,000	d	1,910,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,390,349
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,839,833
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	5/15/30	2,000,000		2,332,380

New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	5/15/26	2,505,000		3,049,988
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	540,000		570,521
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000		1,149,350
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000		1,644,150
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000		5,415,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		2,792,875
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		2,830,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000		3,235,710
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	380,000		381,558
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/16	2,000,000	a	2,056,360
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Prerefunded)	5.00	4/1/17	5,000,000	a	5,351,550
New York State Thruway Authority,

State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,278,520
Niagara Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/34	2,000,000	2,236,720
Niagara Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/40	1,750,000	1,933,750
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph's Hospital Health
Center Project)	5.13	7/1/31	1,750,000	1,835,715
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000	2,374,973
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	5,630,550
Port Authority of New York and New
Jersey (Consolidated Bonds,
179th Series)	5.00	12/1/25	2,000,000	2,401,240
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	3,000,000	3,594,180
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/36	2,500,000	2,876,925
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	2,000,000	2,277,920
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	2,330,000
Sales Tax Asset Receivable

Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	1,000,000		1,181,290
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,344,931
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,431,612
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,137,810
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,467,450
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	a	2,451,080
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,834,799
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,319,060
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,135,280
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.25	11/15/45	1,500,000		1,745,895
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		2,030,740
Westchester Tobacco Asset
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,000,800
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,149,084
Western Nassau County Water
Authority, Water System Revenue	5.00	4/1/40	1,000,000	1,117,750
U.S. Related--3.3%
Guam,
Business Privilege Tax Revenue	5.00	11/15/35	3,000,000	3,278,130
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,151,340
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,227,666
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,147,410
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,000,000	1,092,760
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Corp.)	5.00	7/1/28	2,000,000	1,903,000
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,790,225
Total Investments (cost $387,983,122)			100.3%	409,164,418
Liabilities, Less Cash and Receivables			(.3%)	(1,099,657)
Net Assets			100.0%	408,064,761

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Collateral for floating rate borrowings.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $22,173,510 or 5.4% of net assets.
d	Variable rate security--interest rate subject to periodic change.

At August 31, 2015, net unrealized appreication on investments was $21,181,296 of which $22,537,104 related to appreciated investment securities and $1,355,808 related to depreciated investment securities. At August 31, 2015, the cost of investments was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	409,164,418	-	409,164,418

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)